Risk Management and Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014
Impairment Or Disposal Of Tangible Assets Disclosure [Abstract]
Total impairment charge	$ 3,998	$ 16,930